Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		$ 77,934	$ 87,466	$ 93,261
Trading Securities		124,556	108,177
FVTPL Securities		16,720	13,641
FVOCI Securities		62,828	43,561
Derivatives		39,976	48,160
Other		35,293	31,894
Derivatives		50,193	59,956
Other		298,335	290,533
Total assets of the entities		1,293,276	1,139,199
Customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	[1]	184	68
Trading Securities	[1]	518	573
FVTPL Securities	[1]	23	119
FVOCI Securities	[1]	1,393	1,079
Derivatives	[1]	23
Other	[1]	9	11
Total assets	[1]	2,150	1,850
Deposits	[1]	184	68
Derivatives	[1]		17
Total liabilities	[1]	184	85
Maximum exposure to loss	[1],[2]	21,740	20,141
Total assets of the entities	[1]	13,936	12,364
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		5,182	3,483
Total assets		5,182	3,483
Deposits		5,182	3,483
Other		79	48
Total liabilities		5,261	3,531
Maximum exposure to loss	[2]	1	1
Total assets of the entities		5,260	3,531
Other securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Trading Securities		3,346	1,795
Other		100	80
Total assets		3,446	1,875
Maximum exposure to loss	[2]	3,446	1,875
Total assets of the entities		$ 30,877	$ 11,845

[1]	Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper (ABCP) and are classified as either trading securities, FVTPL securities or FVOCI securities.
[2]	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.